Consolidated income statements - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Operating revenues	$ 23,449	$ 22,883
Operating costs	(13,556)	(13,276)
Severance, acquisition and other costs	(209)	(116)
Depreciation	(3,627)	(3,475)
Amortization	(982)	(929)
Finance costs
Interest expense	(1,082)	(1,110)
Interest on post-employment benefit obligations	(20)	(46)
Impairment of assets	(197)	(472)
Other income (expense)	160	(194)
Income taxes	(1,044)	(792)
Net earnings from continuing operations	2,892	2,473
Net earnings from discontinued operations	0	226
Total net (losses) income	2,892	2,699
Net earnings from continuing operations attributable to:
Common shareholders	2,709	2,272
Preferred shareholders	131	136
Non-controlling interest	52	65
Net earnings attributable to:
Common shareholders	2,709	2,498
Preferred shareholders	131	136
Non-controlling interest	52	65
Total net (losses) income	$ 2,892	$ 2,699
Earnings per share [abstract]
Net earnings per common share continuing operations - basic (in cad per share)	$ 2.99	$ 2.51
Net earnings per common share continuing operations - diluted (in cad per share)	2.99	2.51
Net earnings per common share discontinued operations - basic (in cad per share)	0	0.25
Net earnings per common share discontinued operations - diluted (in cad per share)	0	0.25
Net earnings per common share - basic (in cad per share)	2.99	2.76
Net earnings per common share - diluted (in cad per share)	$ 2.99	$ 2.76
Weighted average number of common shares outstanding - basic (millions) (in shares)	906.3	904.3